Line of Credit and Notes Payable - Notes Payable (Details)									3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 14, 2024 USD ($)	Jan. 01, 2024 USD ($)	Nov. 21, 2023 USD ($) shares	Nov. 13, 2023 USD ($)	Nov. 01, 2023 USD ($) installment	Oct. 04, 2023	Aug. 18, 2023 USD ($)	Aug. 03, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 12, 2023 USD ($)	Feb. 25, 2022 USD ($)	Dec. 01, 2021 USD ($)	Nov. 29, 2021 USD ($)
Line of Credit and Notes Payable
Outstanding balance, promissory note									$ 1,939,783	$ 1,939,783		$ 220,000
Gain on forgiveness of debt									(740,979)	(740,979)
Amortized debt discount										$ 7,000	$ 93,000
DHAC
Line of Credit and Notes Payable
Cash proceeds received												145,000
Note payable issued November 29, 2021
Line of Credit and Notes Payable
Aggregate principal amount																	$ 654,044
Annual fixed interest rate (in percentage)																	4.284%
Basis spread on the variable rate (in percentage)					3.00%					8.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]										us-gaap:PrimeRateMember
Number of installments | installment					36
Periodic payment					$ 19,409
Outstanding balance, promissory note									336,983	$ 336,983
Total interest expense									7,997	8,634
Accrued interest									35,035	35,035
Note payable issued December 1, 2021
Line of Credit and Notes Payable
Aggregate principal amount															$ 1,000,600	$ 500,000
Annual fixed interest rate (in percentage)															3.75%
Periodic payment		$ 7,682
Outstanding balance, promissory note									1,500,600	1,500,600
Total interest expense									13,876	14,800
Accrued interest									129,937	129,937
Bridge Note | DHAC
Line of Credit and Notes Payable
Total interest expense												429,007	$ 125,980
Late fee (in percentage)						10.00%
DUPLICATE DO NOT USE Default rate (in percentage)						24.00%
Default interest expense			$ 1,579,927									1,579,927
DHAC Note | DHAC
Line of Credit and Notes Payable
Principal balance of debt			888,889
Note payable issued January 12, 2023
Line of Credit and Notes Payable
Aggregate principal amount														$ 220,000
Annual fixed interest rate (in percentage)														12.00%
Outstanding balance, promissory note												220,000
Total interest expense											32,980
Accrued interest									0	0		12,980
Original issue discount (in percentage)														10.00%
Amortized debt discount											20,000
Interest expense											$ 12,980
Note Payable issued August 3, 2023
Line of Credit and Notes Payable
Aggregate principal amount								$ 33,000
Annual fixed interest rate (in percentage)								8.00%
Total interest expense									250	393
Accrued interest									0	0
Original issue discount (in percentage)								10.00%
Default interest expense										250
Amortized debt discount									0
Debt Instrument, Default Interest Rate								26.00%
Note Payable issued August 18, 2023
Line of Credit and Notes Payable
Aggregate principal amount							$ 64,000
Annual fixed interest rate (in percentage)							8.00%
Outstanding balance, promissory note									64,000	64,000
Total interest expense									1,430	1,707
Accrued interest									4,510	4,510
Original issue discount (in percentage)							8.00%
Default interest expense										277
Amortized debt discount									0
Debt Instrument, Default Interest Rate							26.00%
Note Payable issued November 13, 2023
Line of Credit and Notes Payable
Aggregate principal amount				$ 22,000
Annual fixed interest rate (in percentage)				12.00%
Outstanding balance, promissory note									22,000	22,000
Total interest expense									4,160	4,255
Accrued interest									13,760	13,760
Original issue discount (in percentage)				10.00%
Default interest expense										4,255
Amortized debt discount									0
Debt Instrument, Default Interest Rate				26.00%
Note payable issued January 14, 2024
Line of Credit and Notes Payable
Aggregate principal amount	$ 16,200
Annual fixed interest rate (in percentage)	8.00%
Outstanding balance, promissory note									16,200	16,200
Total interest expense									327	349
Accrued interest									977	977
Term of debt	180 days
Note payable issued November 21, 2023
Line of Credit and Notes Payable
Aggregate principal amount			$ 220,000
Outstanding balance, promissory note									0	0		$ 220,000
Amortized debt discount									$ 0	$ 0
Shares issued in debt settlement or conversion (shares) | shares			220